Note 16 - Shareholders' Equity - Components of Accumulated Other Comprehensive Income (Loss) Net of Tax (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance	€ 24,451	€ 14,430
Balance	25,158	24,451
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Balance	(3,315)	(3,171)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss) …..	288	(144)
Balance	(3,027)	(3,315)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(634)	(396)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss) …..	57	(238)
Balance	(577)	(634)
AOCI Attributable to Parent [Member]
Balance	(3,949)	(3,567)
Other comprehensive income (loss) before reclassifications
Reclassified from accumulated other comprehensive loss
Net current-period other comprehensive income (loss) …..	345	(382)
Balance	€ (3,604)	€ (3,949)